INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
The Netherlands' statutory rate	25.80%	25.80%	25.00%
Effective income (loss) tax benefit at statutory rate	$ 3,178	$ (926)	$ 12,627
Rate differential	(1,365)	136	(2,915)
Non-deductible expenses	376	342	1,643
Adjustments to prior year tax losses	0	0	2,599
Changes in valuation allowance	131	1,872	(5,815)
Other	(575)	222	1,081
Income tax expenses	$ 1,745	$ 1,646	$ 9,220